Organization and description of business (Additional Information) (Details)													1 Months Ended											12 Months Ended
	Apr. 25, 2019 USD ($) shares	Apr. 25, 2019 HKD ($) shares	Mar. 12, 2019 USD ($) $ / shares shares	Feb. 05, 2019 USD ($) $ / shares shares	Aug. 22, 2018 USD ($)	Jun. 07, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($) shares	Mar. 08, 2018 HKD ($) shares	Nov. 13, 2017 $ / shares shares	May 10, 2017 USD ($) $ / shares	Apr. 05, 2017 shares	Mar. 15, 2016 shares	Apr. 25, 2019 USD ($) shares	Apr. 25, 2019 HKD ($) shares	Dec. 22, 2017 USD ($) shares	Nov. 15, 2017 shares	Apr. 28, 2017 USD ($) shares	Apr. 17, 2017 shares	Mar. 20, 2017 shares	Dec. 27, 2016 USD ($)	Mar. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 28, 2015 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 26, 2018 USD ($) $ / shares shares	Jun. 15, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($)	May 31, 2018 USD ($)	May 17, 2018 USD ($)	Apr. 18, 2018	Dec. 26, 2017 $ / shares	Dec. 22, 2017 HKD ($)	Sep. 19, 2016 $ / shares	Aug. 10, 2016 shares	Mar. 07, 2016 $ / shares	Jan. 19, 2016 $ / shares	Mar. 14, 2011
Payments to Acquire Businesses, Gross | $																							$ 52,000,000	$ 11,000,000
Business Combination Consideration Transferred																					1,162,305 post-split shares		consideration of $52 million in cash, plus up to 19.9% or 3.4 million newly issued ordinary shares (the “Shares”) of the Company.
Common Stock Shares Authorized | shares																								500,000,000	50,000,000												12,500,000
Common Stock, Par or Stated Value Per Share									$ 0.004															$ 0.004	$ 0.004			$ 0.004	$ 0.004
Stock Issued During Period, Shares, New Issues | shares									2,314,500		434,783					434,783		434,783	117,361
Stock Issued During Period, Shares, Acquisitions | shares				4,519,347				2,935,222				1,162,305					1,500,000
Business Combination, Consideration Transferred				$ 5,200,000		$ 3,500,000	$ 27,103,410	$ 26,100,000																$ 12,700,000
Shares Issued, Price Per Share						$ 1.23			$ 0.80																											$ 3.30
Share Capital Authorized Value | $																												$ 2,010,000,000	$ 201,000,000
Common Stock, Shares, Outstanding | shares																								75,507,300	16,164,855			450,000,000	50,000,000
Preferred Stock, Shares Outstanding | shares																								0	0			10,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share																								$ 0.001	$ 0.001			$ 0.001	$ 0.001
Property, Plant, and Equipment, Fair Value Disclosure | $						$ 53,000,000
Equity Method Investment, Ownership Percentage						51.00%																		50.00%						51.00%
Sale of Stock, Consideration Received on Transaction						$ 16,200,000	$ 126,126,000
Business Acquisition, Percentage of Voting Interests Acquired						100.00%																								100.00%
Debt Instrument, Face Amount																								$ 1,149,000						$ 27,103,410,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%																								8.00%			2.50%
Stock Issued During Period, Value, Acquisitions | $				$ 5,200,000		$ 4,800,000											$ 32,600,000							$ 8,188,000	$ 4,679,000	$ 4,080,000
Business Acquisition, Share Price				$ 1.16
Subsequent Event [Member]
Sale of Stock, Consideration Received on Transaction | $													$ 12,750,000
CSL [Member]
Equity Method Investment, Ownership Percentage																								51.00%
CSL [Member] | Subsequent Event [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares													5,100	5,100
Sale of Stock, Consideration Received on Transaction													$ 12,750,000	$ 99,450,000
SGOCO Shenzhen [Member]
Equity Method Investment, Ownership Percentage																																100.00%								100.00%
Disposal Group, Including Discontinued Operation, Consideration | $																															$ 1,000	$ 1,000
Incremental [Member]
Common Stock, Par or Stated Value Per Share																												$ 0.004
Preferred Stock, Shares Outstanding | shares																												9,000,000
Preferred Stock, Par or Stated Value Per Share																												$ 0.001
Minimum [Member]
Common Stock, Par or Stated Value Per Share																																							$ 0.001
Debt Instrument, Interest Rate, Stated Percentage																								6.00%	12.00%
Maximum [Member]
Common Stock, Par or Stated Value Per Share																																							$ 0.004
Debt Instrument, Interest Rate, Stated Percentage																								23.00%	16.00%
Giant Connection Limited [Member]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned															$ 2,400,000																				$ 19,600,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares															2,220,283
Stock Issued During Period, Shares, Acquisitions | shares															2,220,283
Business Combination, Consideration Transferred | $															$ 2,354,000
Business Acquisition, Share Price																																		$ 1.06
HONG KONG
Payments to Acquire Businesses, Gross | $																	$ 32,600,000,000
Stock Issued During Period, Shares, New Issues | shares																	1,500,000
Paris Sky Limited [Member]
Stock Issued During Period, Shares, Acquisitions | shares						3,889,050	3,889,050
Business Combination, Consideration Transferred					$ 48,128,000		$ 30,334,590
Sale of Stock, Price Per Share						$ 1.23
Business Acquisition, Percentage of Voting Interests Acquired						100.00%																								100.00%
Century Skyway Limited [Member]
Payments to Acquire Businesses, Gross | $										$ 32,600,000										$ 35,000,000
Stock Issued During Period, Shares, Acquisitions | shares	5,100	5,100
Business Combination, Consideration Transferred	$ 99,450,000	$ 12,750,000				$ 126,126,000,000	126,126,000			$ 34,925,000
Shares Issued, Price Per Share										$ 1.55
Equity Method Investment, Ownership Percentage					49.00%	51.00%																								51.00%
Business Acquisition, Percentage of Voting Interests Acquired						49.00%																								49.00%
Boca International Limited [Member]
Payments to Acquire Businesses, Gross | $																						$ 52,000,000					$ 52,000,000
Business Combination, Consideration Transferred						$ 23,700,000	$ 184,842,000																				$ 56,080,000
Shares Issued, Price Per Share																																						$ 3.51
Equity Method Investment, Ownership Percentage					48.90%	51.10%																								51.10%
Business Acquisition, Percentage of Voting Interests Acquired						48.90%																								48.90%
Boca International Limited [Member] | SGOCO Shenzhen [Member]
Equity Method Investment, Ownership Percentage																							100.00%
Vision Lane Limited [Member]
Payments to Acquire Businesses, Gross | $																								$ 6,400,000
Stock Issued During Period, Shares, Acquisitions | shares				4,519,347
Business Combination, Consideration Transferred | $				$ 12,428,205
Shares Issued, Price Per Share				$ 1.16
Sale of Stock, Price Per Share				$ 1.10
Vision Lane Limited [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Acquisitions | shares			4,519,347
Business Combination, Consideration Transferred | $			$ 12,428,205,000
Sale of Stock, Price Per Share			$ 1.10